Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Accumulated Other Comprehensive Income

16. Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income relates to marketable securities fair value measurement reserve and cumulative translation adjustment reserve as reported in the following table:

	Changes in Accumulated Other Comprehensive Income
	For the Period Ending June 30, 2025
	Unrealized gains and losses on available-for-sale debt securities	Foreign currency translation adjustments	Total

Beginning Balance	€96,234	€(7,288)	€88,946
Adjustment for net (gain) loss on marketable securities	(96,234)	-	(96,234)
Change in fair value of marketable securities	70,169	-	70,169
Cumulative translation adjustment	-	69,663	69,663
Total	€70,169	€62,375	€132,544

The unrealized net gain on marketable securities not matured at June 30, 2025, was approximately €26,000.

Translation adjustments on investment transactions expressed in U.S. dollars were not material.

The cumulative translation adjustments reserve mainly includes the effect of the translation of U.S. dollars held by the U.S. Subsidiary into Euros as the consolidated financial statements’ currency.